Submission	Aug. 06, 2026
Submission [Line Items]
Central Index Key	0002085836
Registrant Name	POCHE TECHNOLOGY CO., Ltd
Registration File Number	333-294395
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES